RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Available for Sale and Balance Sheet Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total Derivatives
Derivative Assets	$ 599	$ 469
Derivative Liabilities	(529)	(716)
Total Derivatives	70	(247)
Total trading activity
Total Derivatives
Derivative Assets	550	442
Derivative Liabilities	(434)	(564)
Total Derivatives	116	(122)
Cash Flow Hedges
Total Derivatives
Derivative Assets	24	27
Derivative Liabilities	(53)	(2)
Total Derivatives	(29)	25
Net Investment Hedges
Total Derivatives
Derivative Assets		0
Derivative Liabilities		(11)
Total Derivatives		(11)
Fair Value Hedges
Total Derivatives
Derivative Assets	25	0
Derivative Liabilities	(42)	(139)
Total Derivatives	(17)	(139)
Other current assets
Total Derivatives
Derivative Assets	438	347
Other current assets | Total trading activity
Total Derivatives
Derivative Assets	413	329
Other current assets | Cash Flow Hedges
Total Derivatives
Derivative Assets	22	18
Other current assets | Net Investment Hedges
Total Derivatives
Derivative Assets		0
Other current assets | Fair Value Hedges
Total Derivatives
Derivative Assets	3	0
Other current assets | Commodities
Total Derivatives
Derivative Assets	384	305
Other current assets | Commodities | Commodities
Total Derivatives
Derivative Assets	371	287
Other current assets | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Assets	13	18
Other current assets | Commodities | Net Investment Hedges
Total Derivatives
Derivative Assets		0
Other current assets | Commodities | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Foreign exchange
Total Derivatives
Derivative Assets	51	42
Other current assets | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Assets	42	42
Other current assets | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Assets	9	0
Other current assets | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Assets		0
Other current assets | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Interest rate
Total Derivatives
Derivative Assets	3
Other current assets | Interest rate | Interest rate
Total Derivatives
Derivative Assets	0
Other current assets | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Assets	0
Other current assets | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Assets	3
Other long-term assets
Total Derivatives
Derivative Assets	161	122
Other long-term assets | Total trading activity
Total Derivatives
Derivative Assets	137	113
Other long-term assets | Cash Flow Hedges
Total Derivatives
Derivative Assets	2	9
Other long-term assets | Net Investment Hedges
Total Derivatives
Derivative Assets		0
Other long-term assets | Fair Value Hedges
Total Derivatives
Derivative Assets	22	0
Other long-term assets | Commodities
Total Derivatives
Derivative Assets	124	113
Other long-term assets | Commodities | Commodities
Total Derivatives
Derivative Assets	122	104
Other long-term assets | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Assets	2	9
Other long-term assets | Commodities | Net Investment Hedges
Total Derivatives
Derivative Assets		0
Other long-term assets | Commodities | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Other long-term assets | Foreign exchange
Total Derivatives
Derivative Assets	15	9
Other long-term assets | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Assets	15	9
Other long-term assets | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other long-term assets | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Assets		0
Other long-term assets | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Assets	0	0
Other long-term assets | Interest rate
Total Derivatives
Derivative Assets	22
Other long-term assets | Interest rate | Interest rate
Total Derivatives
Derivative Assets	0
Other long-term assets | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Assets	0
Other long-term assets | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Assets	22
Accounts payable and other
Total Derivatives
Derivative Liabilities	(380)	(507)
Accounts payable and other | Total trading activity
Total Derivatives
Derivative Liabilities	(371)	(474)
Accounts payable and other | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(1)	(1)
Accounts payable and other | Net Investment Hedges
Total Derivatives
Derivative Liabilities		(11)
Accounts payable and other | Fair Value Hedges
Total Derivatives
Derivative Liabilities	(8)	(21)
Accounts payable and other | Commodities
Total Derivatives
Derivative Liabilities	(342)	(292)
Accounts payable and other | Commodities | Commodities
Total Derivatives
Derivative Liabilities	(341)	(291)
Accounts payable and other | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(1)	(1)
Accounts payable and other | Commodities | Net Investment Hedges
Total Derivatives
Derivative Liabilities		0
Accounts payable and other | Commodities | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange
Total Derivatives
Derivative Liabilities	(30)	(194)
Accounts payable and other | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Liabilities	(30)	(183)
Accounts payable and other | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Liabilities		(11)
Accounts payable and other | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Interest rate
Total Derivatives
Derivative Liabilities	(8)	(21)
Accounts payable and other | Interest rate | Interest rate
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Liabilities		0
Accounts payable and other | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Liabilities	(8)	(21)
Other long-term liabilities
Total Derivatives
Derivative Liabilities	(149)	(209)
Other long-term liabilities | Total trading activity
Total Derivatives
Derivative Liabilities	(63)	(90)
Other long-term liabilities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(52)	(1)
Other long-term liabilities | Net Investment Hedges
Total Derivatives
Derivative Liabilities		0
Other long-term liabilities | Fair Value Hedges
Total Derivatives
Derivative Liabilities	(34)	(118)
Other long-term liabilities | Commodities
Total Derivatives
Derivative Liabilities	(62)	(47)
Other long-term liabilities | Commodities | Commodities
Total Derivatives
Derivative Liabilities	(61)	(46)
Other long-term liabilities | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(1)	(1)
Other long-term liabilities | Commodities | Net Investment Hedges
Total Derivatives
Derivative Liabilities		0
Other long-term liabilities | Commodities | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Foreign exchange
Total Derivatives
Derivative Liabilities	(53)	(44)
Other long-term liabilities | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Liabilities	(2)	(44)
Other long-term liabilities | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(51)	0
Other long-term liabilities | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Liabilities		0
Other long-term liabilities | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Interest rate
Total Derivatives
Derivative Liabilities	(34)	(118)
Other long-term liabilities | Interest rate | Interest rate
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Liabilities		0
Other long-term liabilities | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Liabilities	(34)	(118)
LMCI Restricted Investments
Fair value
Fair value of equity securities	1,252	1,070
Gain (Loss) on Investments, Realized and Unrealized
Net unrealized gains (losses)	167	218	$ 179
Net realized (losses)/ gains	21	3	(28)
Other Restricted Investments
Fair value
Fair value of equity securities	94	64
Gain (Loss) on Investments, Realized and Unrealized
Net unrealized gains (losses)	(1)	9	13
Net realized (losses)/ gains	22	2	$ 0
Fixed income securities | LMCI Restricted Investments
Fair value
Maturing within 1 year	0	0
Maturing within 1-5 years	26	3
Maturing within 5-10 years	1,846	1,578
Maturing after 10 years	0	0
Fair value of securities	3,124	2,651
Fixed income securities | Other Restricted Investments
Fair value
Maturing within 1 year	94	33
Maturing within 1-5 years	251	256
Maturing within 5-10 years	4	0
Maturing after 10 years	16	0
Fair value of securities	$ 459	$ 353